Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica BlackRock Tactical Allocation VP
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Growth VP (to be renamed Transamerica JPMorgan Diversified Equity
Allocation VP on or about November 1, 2025)
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan International Moderate Growth VP (the “portfolios”)
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica BlackRock Tactical Allocation VP
The fifth paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the fifth paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio may also invest directly in securities, including up to 20% of its assets in underlying Transamerica-sponsored and third-party exchange traded funds (“ETFs”), U.S. government securities, short-term commercial paper, cash and cash equivalents. In addition, the portfolio may, but is not required to, invest in equity index futures in an effort to efficiently manage reallocations, minimize disruption to underlying funds and enhance liquidity for the portfolio.
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan Asset Allocation – International Moderate Growth VP
The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub‑adviser, J.P. Morgan Investment Management Inc. (the “sub‑adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.
The “Underlying Exchange-Traded Funds” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for Transamerica BlackRock Tactical Allocation VP will be deleted in its entirety and replaced with the following:
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica JPMorgan Asset Allocation - Conservative VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Conservative VP
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica JPMorgan Asset Allocation – Conservative VP
The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub‑adviser, J.P. Morgan Investment Management Inc. (the “sub‑adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica JPMorgan Asset Allocation - Growth VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Growth VP (to be renamed Transamerica JPMorgan Diversified Equity
Allocation VP on or about November 1, 2025)
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica JPMorgan Asset Allocation – Growth VP
The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub‑adviser, J.P. Morgan Investment Management Inc. (the “sub‑adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica JPMorgan Asset Allocation - Moderate VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Moderate VP
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica JPMorgan Asset Allocation – Moderate VP
The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub‑adviser, J.P. Morgan Investment Management Inc. (the “sub‑adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub‑adviser, J.P. Morgan Investment Management Inc. (the “sub‑adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica JPMorgan International Moderate Growth VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica JPMorgan International Moderate Growth VP (the “portfolios”)
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica JPMorgan Asset Allocation – International Moderate Growth VP
The first paragraph of each portfolio’s “Principal Investment Strategies” section in the Prospectus and each Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to each portfolio will be deleted in their entirety and replaced as follows:
The portfolio is a fund of funds. The portfolio’s sub‑adviser, J.P. Morgan Investment Management Inc. (the “sub‑adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk noted below will be added alphabetically as a new risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Growth VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica BlackRock Tactical Allocation VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
Transamerica BlackRock Tactical Allocation VP
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectuses concerning the portfolios.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
Transamerica BlackRock Tactical Allocation VP
The fifth paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the fifth paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio will be deleted in their entirety and replaced as follows:
The portfolio may also invest directly in securities, including up to 20% of its assets in underlying Transamerica-sponsored and third-party exchange traded funds (“ETFs”), U.S. government securities, short-term commercial paper, cash and cash equivalents. In addition, the portfolio may, but is not required to, invest in equity index futures in an effort to efficiently manage reallocations, minimize disruption to underlying funds and enhance liquidity for the portfolio.
* * *
PRINCIPAL RISKS:
The “Structure Conflicts” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for the portfolios will be deleted in its entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
The “Underlying Exchange-Traded Funds” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for Transamerica BlackRock Tactical Allocation VP will be deleted in its entirety and replaced with the following:
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025